AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                              ("Separate Account")
                         Supplement to OVERTURE OVATION!
                          Prospectus Dated May 1, 2004
                          Supplement Dated May 1, 2004

The PORTFOLIO COMPANY OPERATING EXPENSES chart and footnote for OVERTURE OVATION! Fidelity Portfolios at pages 8-9, are revised to read as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                             Total      Waivers     Total Expenses
         Subaccount's underlying           Management   12b-1     Other       Fund        and     after Waivers and
      Portfolio Name                          Fees      Fees      Fees        Fees    Reductions  Reductions, if any

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FIDELITY (R) (Initial Class)

o        VIP Asset Manager sm                  0.53%      -         0.10%    0.63%         -             0.63% (5)
o        VIP Asset Manager: Growth(R)          0.58%      -         0.15%    0.73%         -             0.73% (5)
o        VIP Contrafund(R)                     0.58%      -         0.09%    0.67%         -             0.67% (5)
o        VIP Equity-Income                     0.48%      -         0.09%    0.57%         -             0.57% (5)
o        VIP Growth                            0.58%      -         0.09%    0.67%         -             0.67% (5)
o        VIP High Income                       0.58%      -         0.11%    0.69%         -             0.69%
o        VIP Investment Grade Bond             0.43%      -         0.11%    0.54%         -             0.54%
o        VIP Overseas                          0.73%      -         0.17%    0.90%         -             0.90% (5)
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

(5) Total Expenses of portfolios after any applicable reimbursement and/or directed brokerage/custodial expense reductions:

                     VIP Asset Manager                         0.62%
                     VIP Asset Manager: Growth                 0.72%
                     VIP Contrafund                            0.65%
                     VIP Equity-Income                         0.56%
                     VIP Growth                                0.64%
                     VIP Overseas                              0.86%

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by Ameritas Variable Life Insurance Company.

          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.